Acquisition of Cl Technologies (International) Sdn Bhd (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition of Cl Technologies (International) Sdn Bhd [Abstract]
Schedule of Company Accounted the Transaction	The Company accounted the transaction as followings:
	RM	Convenience Translation USD
Cash consideration	457	100
Book value of 94.95% of Share Capital of CL Technologies (International) Sdn Bhd	(2,263,600)	(506,351)
Bargain purchase accounted as merger reserve in equity	2,263,143	506,251